23. Provision for legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2019
Provision For Legal And Administrative Proceedings [Abstract]
Schedule of provision for legal and administrative proceedings

The updated provision set up for legal and administrative proceedings is made up as follows:

	2019	2018

Provision for legal and administrative proceedings	840,637	849,408

Civil (a)	212,702	111,301
Labor (b)	261,837	435,438
Tax (c)	333,717	271,214
Regulatory (d)	32,381	31,455

Schedule of reconciliation of provision for legal and administrative proceedings

The changes in the provision for legal and administrative proceedings can be summarized as follows:

	Dec/2018	Additions, net of reversals	Payments	Monetary adjustment	Dec/2019

	849,408	547,691	(715,203)	158,741	840,637

Civil (a)	111,301	348,012	(335,640)	89,028	212,701
Labor (b)	435,438	96,235	(301,971)	32,136	261,838
Tax (c)	271,214	103,354	(77,341)	36,490	333,717
Regulatory (d)	31,455	90	(251)	1,087	32,381

	Dec/2017	Additions, net of reversals	Payments	Monetary adjustment	Dec/2018

	528,320	551,191	(536,647)	306,544	849,408

Civil (a)	132,422	239,705	(324,803)	63,977	111,301
Labor (b)	184,311	225,864	(114,450)	139,713	435,438
Tax (c)	180,643	84,990	(96,346)	101,927	271,214
Regulatory (d)	30,944	632	(1,048)	927	31,455

Schedule of tax provision
	2019	2018

Federal taxes	155,495	82,033
State taxes	93,790	103,546
Municipal taxes	8,227	1,713
TIM S.A. proceedings (purchase price allocation)	76,205	83,922
	333,717	271,214

Schedule of legal and administrative processes involving possible losses

No provision has been set up for these legal and administrative proceedings, and no materially adverse effects are expected on the financial statements, as shown below:

	2019	2018

	18,395,727	18,734,644

Civil (e.1)	1,032,637	1,046,521
Labor and social security (e.2)	459,020	523,236
Tax (e.3)	16,196,077	16,530,061
Regulatory (e.4)	707,993	634,826

Schedule of civil contingent liabilities
	2019	2018
Actions filed by consumers (e.1.1)	374,860	405,635
ANATEL (e.1.2)	220,526	207,657
Consumer Protection Agencies (e.1.3)	32,847	84,231
Former trade partners (e.1.4)	180,226	173,213
Social and environmental, and infrastructure (e.1.5)	125,201	71,574
Other (e1.6)	98,977	104,211
	1,032,637	1,046,521

Schedule of tax contingent liabilities
	2019	2018
Federal taxes (e.3.1)	4,279,570	3,952,125
State taxes (e.3.2)	8,221,808	8,904,916
Municipal taxes (e.3.3)	703,132	693,616
FUST, FUNTTEL and EBC (e.3.4)	2,991,567	2,979,404
	16,196,077	16,530,061